Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade accounts payable [Line Items]
Trade accounts payable	R$ 5,058,959	R$ 5,572,219
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	5,058,959	5,572,219
Foreign | Third party
Trade accounts payable [Line Items]
Trade accounts payable	1,200,975	1,625,011
Foreign | Third party | Cerrado Project
Trade accounts payable [Line Items]
Trade accounts payable	529,230	523,408
Domestic (Brazil) | Third party
Trade accounts payable [Line Items]
Trade accounts payable	3,852,174	3,946,185
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	338,953	281,350
Domestic (Brazil) | Third party | Cerrado Project
Trade accounts payable [Line Items]
Trade accounts payable	487,093	1,080,028
Domestic (Brazil) | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 5,810	R$ 1,023